Document and Entity Information	Oct. 03, 2022
Cover [Abstract]
Entity Registrant Name	MARINEMAX INC
Amendment Flag	true
Entity Central Index Key	0001057060
Document Type	8-K/A
Document Period End Date	Oct. 03, 2022
Entity Incorporation State Country Code	FL
Entity File Number	1-14173
Entity Tax Identification Number	59-3496957
Entity Address, Address Line One	2600 McCormick Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Clearwater
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33759
City Area Code	727
Local Phone Number	531-1700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.001 per share
Trading Symbol	HZO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	As previously announced, on August 8, 2022, MarineMax, Inc., a Florida corporation (“MarineMax” or the “Company”), and its wholly-owned subsidiary, MarineMax East, Inc., a Delaware corporation (the “Buyer”) entered into a Securities Purchase Agreement (the “Purchase Agreement”) with Island Marina Holdings LLC, a Delaware limited liability company, and Island Marinas Subsidiary Corp., a Delaware corporation (together, the “Sellers”), pursuant to which the Buyer agreed, subject to specified terms and conditions, to purchase all of the outstanding membership interest units of Island Global Yachting LLC, a Delaware limited liability company, and, as part of the overall transaction, the outstanding membership interest of Island Gardens Deep Harbour, LLC, a Delaware limited liability company (the “Transaction”). The Transaction closed on October 3, 2022, effective as of October 1, 2022. The Transaction was consummated for an aggregate cash purchase price of $480 million in cash, subject to customary purchase price adjustments set forth in the Purchase Agreement, with an additional potential payment of up to $100 million in cash two years after closing, subject to the achievement of certain performance metrics set forth in the Purchase Agreement. On October 4, 2022 the Company filed a Current Report on Form 8-K (the “Initial Form 8-K”) with the Securities and Exchange Commission (the “SEC”) disclosing that it had consummated the Transaction and that the financial statements required by Item 9.01(a) and the pro forma financial information required by the Item 9.01(b) of the Current Report on Form 8-K would be filed by amendment. This Amendment No. 1 to Current Report on Form 8-K (this “Amended Form 8-K”) amends the Initial Form 8-K solely to provide the required financial statements and pro forma financial information. This Amended Form 8-K should be read in conjunction with the Initial Form 8-K and the Company’s other filings with the SEC. Except as stated in this Amended Form 8-K, this Amended Form 8-K does not reflect events occurring after the filing of the Initial Form 8-K with the SEC on October 4, 2022 and no attempt has been made in this Amended Form 8-K to modify or update other disclosures as presented in the Initial Form 8-K.